Cash and Cash Equivalents and Short-term Deposit	12 Months Ended
Dec. 31, 2020
Investments Debt And Equity Securities [Abstract]
Cash and Cash Equivalents and Short-term Deposit
12.	Cash and cash equivalents and short-term deposit

Cash and cash equivalents represent cash on hand, cash held at bank, and term deposits placed with banks or other financial institutions, which have original maturities of three months or less.

Short-term deposit represents term deposit placed with bank with original maturity more than three months but less than one year. The Group had US$196 thousands of short-term deposit as of December 31, 2020, with an original maturity of 12 months denominated in HKD.

Cash on hand and cash held at bank balance and short-term deposit as of December 31, 2019 and 2020 primarily consist of the following currencies:

	December 31, 2019		December 31, 2020
(In thousands)	Original currency	US$ equivalent	Original currency	US$ equivalent
US$	11,795	11,795	4,259	4,259
RMB	96,749	13,791	59,912	9,182
HKD	5,829	748	8,236	1,062
Others		11,179		7,682
Total		37,513		22,185